Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	3.91301%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,581,674.47

Principal:
Principal Collections	$23,752,678.64
Prepayments in Full	$12,597,822.22
Liquidation Proceeds	$488,456.22
Recoveries	$151,280.88
Sub Total	$36,990,237.96
Collections	$40,571,912.43

Purchase Amounts:
Purchase Amounts Related to Principal	$288,519.70
Purchase Amounts Related to Interest	$1,302.29
Sub Total	$289,821.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,861,734.42

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,861,734.42
Servicing Fee	$707,036.74	$707,036.74	$0.00	$0.00	$40,154,697.68
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,154,697.68
Interest - Class A-2a Notes	$155,029.25	$155,029.25	$0.00	$0.00	$39,999,668.43
Interest - Class A-2b Notes	$40,511.16	$40,511.16	$0.00	$0.00	$39,959,157.27
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$37,912,317.27
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$37,506,897.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,506,897.27
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$37,314,259.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,314,259.27
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$37,314,259.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,314,259.27
Regular Principal Payment	$35,291,943.40	$35,291,943.40	$0.00	$0.00	$2,022,315.87
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,022,315.87
Residual Released to Depositor	$0.00	$2,022,315.87	$0.00	$0.00	$0.00
Total		$40,861,734.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,291,943.40
Total					$35,291,943.40

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$27,012,114.34	$66.24	$155,029.25	$0.38	$27,167,143.59	$66.62
Class A-2b Notes	$8,279,829.06	$66.24	$40,511.16	$0.32	$8,320,340.22	$66.56
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$35,291,943.40	$22.35	$2,840,438.41	$1.80	$38,132,381.81	$24.15

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$40,530,523.88	0.0993882	$13,518,409.54	0.0331496
Class A-2b Notes	$12,423,529.88	0.0993882	$4,143,700.82	0.0331496
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$769,094,053.76	0.4870952	$733,802,110.36	0.4647435

Pool Information
Weighted Average APR	4.900%	4.912%
Weighted Average Remaining Term	42.14	41.36
Number of Receivables Outstanding	29,101	28,341
Pool Balance	$848,444,082.54	$810,875,124.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$800,673,002.32	$765,381,058.92
Pool Factor	0.5040154	0.4816977

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$45,494,065.62
Targeted Overcollateralization Amount	$77,073,014.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$77,073,014.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$441,481.22
(Recoveries)		53	$151,280.88
Net Loss for Current Collection Period			$290,200.34
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4104%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6315%
Second Prior Collection Period			0.6964%
Prior Collection Period			0.5869%
Current Collection Period			0.4197%
Four Month Average (Current and Prior Three Collection Periods)			0.5836%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,371	$10,095,968.18
(Cumulative Recoveries)			$1,201,566.12
Cumulative Net Loss for All Collection Periods			$8,894,402.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5284%

Average Realized Loss for Receivables that have experienced a Realized Loss			$7,363.94
Average Net Loss for Receivables that have experienced a Realized Loss			$6,487.53

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	229	$8,488,854.18
61-90 Days Delinquent	0.23%	44	$1,860,840.87
91-120 Days Delinquent	0.02%	5	$186,746.64
Over 120 Days Delinquent	0.07%	15	$595,379.46
Total Delinquent Receivables	1.37%	293	$11,131,821.15

Repossession Inventory:
Repossessed in the Current Collection Period		23	$1,021,329.72
Total Repossessed Inventory		46	$2,084,169.90

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2045%
Prior Collection Period			0.1890%
Current Collection Period			0.2258%
Three Month Average			0.2065%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3259%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	20

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	101	$3,900,070.65
2 Months Extended	156	$6,335,167.20
3+ Months Extended	34	$1,515,494.33

Total Receivables Extended	291	$11,750,732.18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer